Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CGM TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
CGM Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Schedule of Fees Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 374% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	374.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to attain its objective by investing in a managed mix of equity and debt securities with 75% of assets invested in equity securities and 25% of its assets in debt or fixed income securities under normal circumstances. However, the Fund is flexibly managed so that the weighting in debt or fixed income securities may be heavier, depending on the investment manager’s outlook. The fixed income securities the Fund invests in will generally have a maturity of 30 days to more than 30 years and may be of any credit quality. The Fund may not invest more than 35% of its total assets in below investment grade debt and fixed income securities, commonly referred to as “junk bonds.” The Fund may invest in companies of any size, but primarily invests in companies with market capitalizations of more than $5 billion. The Fund may, from time to time, invest a significant portion of the Fund’s assets in a small number of companies, industries and/or sectors. Up to 25% of the Fund’s total assets may be invested in securities issued by companies within a single industry. The Fund may invest in securities of U.S. and foreign issuers. The Fund’s investment manager employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. The following is a summary description of certain risks of investing in the Fund:

Market Risk. You may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market or due to specific conditions that affect particular industries or issuers.

Fixed Income Investments Risk. Debt and fixed income securities are subject to risks including credit risk (that the obligor may default), interest rate risk (that the value of securities will decline if interest rates increase), prepayment and extension risk (that the obligor will prepay payments due on a security when interest rates decrease or will extend payments when interest rates increase), and maturity risk (that the value of investments with long-term maturities will decline if long-term interest rates increase).

Lower Rated Debt Securities Risk. Lower rated debt securities, including securities commonly referred to as “junk bonds,” are considered risky because the issuers may be more likely to fail to make payments of interest and principal. In addition, the market for lower rated debt securities, has in the past, been more volatile than the markets for other securities and in some cases markets for lower rated debt securities have ceased to function. Lower rated debt securities are also often less liquid than higher rated debt securities.

Small and Medium-Sized Companies Risk. The Fund’s investments in small and medium-sized companies involve greater risk than is typically associated with larger, more established companies because these securities may be more volatile and are more likely to have returns that vary significantly from the overall markets.

Industry/Sector Exposure Risk. The Fund’s performance could be negatively affected if it invests heavily in an industry or a sector that performs poorly.

Risk of Investing in Fewer Issuers. If the Fund invests in larger positions in a smaller number of companies, the Fund will be more susceptible to negative events affecting those issuers.

Foreign Securities Risk. Investments in foreign issuers are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may be less liquid and more volatile than U.S. markets. Foreign investments may also involve risks of changes in foreign currency exchange rates.

		Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-345-4048.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following total return information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compared to the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4048
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (as of 12/31 each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest quarterly return was 19.69% for the quarter ended 12/31/10 and the lowest quarterly return was -17.57% for the quarter ended 12/31/08.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
CGM Mutual Fund | CGM Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Number of years: 1	rr_ExpenseExampleYear01	$ 113
Number of years: 3	rr_ExpenseExampleYear03	353
Number of years: 5	rr_ExpenseExampleYear05	612
Number of years: 10	rr_ExpenseExampleYear10	1,352
Number of years: 1	rr_ExpenseExampleNoRedemptionYear01	113
Number of years: 3	rr_ExpenseExampleNoRedemptionYear03	353
Number of years: 5	rr_ExpenseExampleNoRedemptionYear05	612
Number of years: 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
2004	rr_AnnualReturn2004	10.92%
2005	rr_AnnualReturn2005	14.63%
2006	rr_AnnualReturn2006	5.50%
2007	rr_AnnualReturn2007	38.49%
2008	rr_AnnualReturn2008	(28.21%)
2009	rr_AnnualReturn2009	15.87%
2010	rr_AnnualReturn2010	15.98%
2011	rr_AnnualReturn2011	(16.94%)
2012	rr_AnnualReturn2012	16.79%
2013	rr_AnnualReturn2013	20.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.57%)
One Year	rr_AverageAnnualReturnYear01	20.99%
Five Years	rr_AverageAnnualReturnYear05	9.54%
Ten Years	rr_AverageAnnualReturnYear10	7.72%
CGM Mutual Fund | Return after taxes on distributions | CGM Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.13%
Five Years	rr_AverageAnnualReturnYear05	8.82%
Ten Years	rr_AverageAnnualReturnYear10	6.42%
CGM Mutual Fund | Return after taxes on distributions and sale of Fund shares | CGM Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.41%
Five Years	rr_AverageAnnualReturnYear05	7.30%
Ten Years	rr_AverageAnnualReturnYear10	5.82%
CGM Mutual Fund | S&P 500 INDEX (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.39%
Five Years	rr_AverageAnnualReturnYear05	17.94%
Ten Years	rr_AverageAnnualReturnYear10	7.41%